LONG-TERM LOANS (Narrative) (Details) - Loan Agreement With Kreos Capital [Member] $ in Millions	1 Months Ended
Sep. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement	$ 40
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees	9.50%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees	11.00%
First tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement	$ 10
Second tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement	$ 30